Related Parties (Details Narrative) - Whitespace Atelier Limited [Member] - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2019	Jan. 31, 2019
Statement Line Items [Line Items]
Purchases of goods, related party transactions	$ 4,300	$ 6,000
Prepayments		$ 300